UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	9/30/10

1

FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Alpha Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus Alpha Growth Fund covers the six-month period from April 1, 2010, through September 30, 2010.

Although a double-dip recession remains an unlikely scenario in our analysis, recent uncertainty regarding the breadth and strength of the U.S. and global economic recoveries has led to bouts of weakness in some of the riskier asset classes, including U.S. stocks. The spending power of consumers, long an important economic catalyst, has been diminished by concerns over job security and an inability to generate cash from the equity in their homes. The second major driver of sustainable growth, corporate investment, also has been stunted, as a continuing lack of credit thwarts business development.

Uncertainty will probably remain in the broader financial markets until we see a persistent improvement in economic growth; but we currently are optimistic regarding the prospects for equities. Higher-quality companies with healthy balance sheets, higher credit ratings and strong cash flows are currently priced at a discount, in our view. However, we continue to believe that selectivity will be a key to success in the stock market, as investors appear set to potentially reward fundamentally sound companies relative to those with questionable financial profiles and business strategies. During these market conditions, we suggest that you meet with your financial advisor regularly to review your investments in today’s slow-growth economic environment as well as your needs, goals and attitudes toward risk.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
October 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2010, through September 30, 2010, as provided by Warren Chiang and C.Wesley Boggs, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended September 30, 2010, Dreyfus Alpha Growth Fund’s Class A shares produced a total return of –4.33%, Class B shares returned –4.75%, Class C shares returned –4.66% and Class I shares returned –4.15%.1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) produced a total return of –1.40%, and the Russell 1000 Growth Index returned –0.27% for the same period.2,3 Stocks encountered heightened volatility during the reporting period, declining modestly when investors grew concerned regarding a number of new threats to global economic growth. The fund produced lower returns than its benchmark, primarily due to the relative ineffectiveness of our quantitative model’s valuation metrics in predicting stock price movements.

The Fund’s Investment Approach

The fund seeks capital appreciation by investing in stocks selected using one or more quantitative models.These models are designed to identify equity securities with attractive long-term relative valuations, sustainable earnings and behavioral factors, such as stock buy-backs and analysts’ earnings revisions, that may indicate potential misvaluations.

We use the models systematically to select approximately 50 to 100 securities. Generally, we maintain the fund’s sector concentrations in proportions that are similar to those of the Russell 1000 Growth Index. We periodically reapply our models and adjust the fund’s holdings. Stocks no longer favored by the models are sold, and highly rated stocks are purchased. The fund’s models are enhanced from time to time as suggested by our ongoing research efforts.

Global Economic Concerns Intensified

The reporting period began in the midst of an economic recovery as improved manufacturing activity, an apparent bottoming of residential

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

housing prices and signs of improved employment trends helped boost confidence among businesses, consumers and investors. In fact, the U.S. economy had just posted an annualized growth rate of 3.7% during the first quarter of 2010, marking the third consecutive quarter of economic expansion.

In May, however, several developments threatened the U.S. and global economic rebounds. Europe was roiled by a sovereign debt crisis when Greece found itself unable to finance a heavy debt burden, requiring intervention by the European Central Bank and International Monetary Fund. Meanwhile, robust economic growth in China seemed to spark local inflationary pressures, and investors grew worried that higher interest rates and other remedial measures might dampen a major engine of global growth. In the United States, mixed employment and housing data suggested that economic headwinds might further constrain already mild growth, as evidenced by a 1.6% annualized economic growth rate for the second quarter of the year. Consequently, stocks encountered heightened volatility, ending the reporting period modestly lower than where they began.

Valuation Factors Dampened Fund Results

The valuation metrics considered by the fund’s quantitative model did not add value during the reporting period, as investors responded more to macroeconomic developments than company-specific characteristics. Our model’s earnings-quality factors proved more predictive of stock price movements, while behavioral factors neither added to nor detracted from relative performance.

The fund’s more disappointing holdings during the reporting period could be found in the information technology sector, where hard drive makers Seagate Technology and Western Digital suffered from tepid demand for personal computers amid greater competition from solid-state tablet computers and smartphones. Biotechnology firm Gilead Sciences declined after reporting lower-than-expected quarterly sales. In the industrials sector, telephone directories publisher R.R. Donnelly & Sons was undermined by high debt levels, and defense contractor Raytheon was hurt by a contract termination and fears of reductions in government defense spending.

The fund achieved better results in the financials sector, where bond rating agency Moody’s gained market share despite intensified regulatory

4

scrutiny. Real estate-related investment manager Annaly Capital Management gained value when its financing costs declined due to historically low interest rates. In the utilities sector, power producer Pinnacle West Capital and gas distributor Nicor benefited from greater interest in dividend-paying companies among income-oriented investors in today’s low interest rate environment.The fund also received strong contributions to relative performance from automotive safety systems specialist Autoliv, which saw earnings rise as car and truck production recovered from previously depressed levels worldwide.

Refocusing on Value and Quality

Although we select stocks according to a “bottom up” process and not in response to economic or market trends, it is worth noting that we do not expect a return to recessionary conditions. Instead, we are cautiously optimistic that current economic and political uncertainties will be resolved, and we believe that investors are likely to refocus on company fundamentals, including the valuation and quality factors that drive our quantitative investment process. In the meantime, we have continued to uncover what we believe to be attractively valued opportunities among fundamentally strong companies.

October 15, 2010

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.
3	SOURCE: LIPPER INC. — The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.The index does not take into account fees and expenses to which the fund is subject.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Alpha Growth Fund from April 1, 2010 to September 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2010
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 6.92	$ 11.21	$ 10.53	$ 5.30
Ending value (after expenses)	$956.70	$952.50	$953.40	$958.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2010
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 7.13	$ 11.56	$ 10.86	$ 5.47
Ending value (after expenses)	$1,018.00	$1,013.59	$1,014.29	$1,019.65

† Expenses are equal to the fund’s annualized expense ratio of 1.41% for Class A, 2.29% for Class B, 2.15% for Class C and 1.08% for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
September 30, 2010 (Unaudited)

Common Stocks—99.2%	Shares	Value ($)
Consumer Discretionary—14.2%
Autoliv	59,000	3,854,470
Big Lots	1,100 [a,b]	36,575
Ford Motor	300,100 [a,b]	3,673,224
Gannett	170,400	2,083,992
Harman International Industries	17,000 [b]	567,970
ITT Educational Services	8,300 [a,b]	583,241
Starbucks	96,800	2,476,144
Target	71,700	3,831,648
Washington Post, Cl. B	4,700 [a]	1,877,227
		18,984,491
Consumer Staples—10.5%
Colgate-Palmolive	13,200	1,014,552
Dr. Pepper Snapple Group	74,900	2,660,448
Estee Lauder, Cl. A	59,500	3,762,185
Hormel Foods	45,000	2,007,000
Procter & Gamble	7,000	419,790
Wal-Mart Stores	37,000	1,980,240
Walgreen	64,300	2,154,050
		13,998,265
Energy—7.2%
Chevron	41,000	3,323,050
Cimarex Energy	39,600	2,620,728
ConocoPhillips	17,200	987,796
Exxon Mobil	42,600	2,632,254
Forest Oil	4,700 [b]	139,590
		9,703,418
Financial—4.7%
AmeriCredit	12,300 [b]	300,858
Annaly Capital Management	139,900 [c]	2,462,240
Moody’s	143,000 [a]	3,572,140
		6,335,238

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care—13.2%
Abbott Laboratories	3,000	156,720
Amgen	46,800 [b]	2,579,148
Becton Dickinson & Co.	2,200	163,020
Biogen Idec	7,200 [b]	404,064
Gilead Sciences	95,700 [b]	3,407,877
Hologic	68,000 [b]	1,088,680
Hospira	66,400 [b]	3,785,464
Johnson & Johnson	65,300	4,045,988
Medco Health Solutions	40,200 [b]	2,092,812
		17,723,773
Industrial—7.3%
Deere & Co.	16,300	1,137,414
Oshkosh	23,400 [b]	643,500
Owens Corning	47,300 [b]	1,212,299
R.R. Donnelley & Sons	166,000	2,815,360
Raytheon	43,600	1,992,956
Toro	35,100	1,973,673
		9,775,202
Information Technology—36.0%
Apple	11,779 [b]	3,342,291
CA	17,485	369,283
Cisco Systems	36,000 [b]	788,400
Corning	163,900	2,996,092
Cypress Semiconductor	145,800 [b]	1,834,164
Fairchild Semiconductor International	159,800 [b]	1,502,120
Fiserv	19,800 [b]	1,065,636
Google, Cl. A	11,700 [b]	6,151,743
Hewlett-Packard	32,088	1,349,942

8

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
International Business Machines	52,600	7,055,764
MasterCard, Cl. A	7,500	1,680,000
Micron Technology	354,000 [b]	2,552,340
Microsoft	239,001	5,853,135
Oracle	104,000	2,792,400
SanDisk	70,600 [b]	2,587,490
Seagate Technology	185,400 [b]	2,184,012
Vishay Intertechnology	128,000 [b]	1,239,040
Western Digital	100,900 [b]	2,864,551
		48,208,403
Materials—3.6%
Freeport-McMoRan Copper & Gold	53,500	4,568,365
Reliance Steel & Aluminum	5,200	215,956
		4,784,321
Telecommunication Services—.6%
AT & T	29,200	835,120
Utilities—1.9%
DPL	54,400	1,421,472
Integrys Energy	20,500 [a]	1,067,230
		2,488,702
Total Common Stocks
(cost $127,589,559)		132,836,933

Other Investment—1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,491,000)	1,491,000 [d]	1,491,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—5.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $7,409,020)	7,409,020 [d]	7,409,020

Total Investments (cost $136,489,579)	105.8%	141,736,953
Liabilities, Less Cash and Receivables	(5.8%)	(7,804,851)
Net Assets	100.0%	133,932,102

a Security, or portion thereof, on loan.At September 30, 2010, the market value of the fund’s securities on loan was
$7,270,788 and the market value of the collateral held by the fund was $7,409,020.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	36.0	Money Market Investments	6.6
Consumer Discretionary	14.2	Financial	4.7
Health Care	13.2	Materials	3.6
Consumer Staples	10.5	Utilities	1.9
Industrial	7.3	Telecommunication Services	.6
Energy	7.2		105.8

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $7,270,788)—Note 1(b):
Unaffiliated issuers			127,589,559	132,836,933
Affiliated issuers			8,900,020	8,900,020
Dividends and interest receivable				135,413
Receivable for shares of Beneficial Interest subscribed				11,145
Prepaid expenses				24,815
				141,908,326
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				162,356
Cash overdraft due to Custodian				55,254
Liability for securities on loan—Note 1(b)				7,409,020
Payable for shares of Beneficial Interest redeemed				201,667
Accrued expenses				147,927
				7,976,224
Net Assets ($)				133,932,102
Composition of Net Assets ($):
Paid-in capital				243,889,815
Accumulated undistributed investment income—net				195,611
Accumulated net realized gain (loss) on investments				(115,400,698)
Accumulated net unrealized appreciation
(depreciation) on investments				5,247,374
Net Assets ($)				133,932,102

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	86,703,392	12,270,180	32,124,146	2,834,384
Shares Outstanding	5,163,958	794,211	2,066,003	168,103
Net Asset Value Per Share ($)	16.79	15.45	15.55	16.86
See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,315,897
Affiliated issuers	942
Income from securities lending—Note 1(b)	6,538
Total Income	1,323,377
Expenses:
Management fee—Note 3(a)	538,479
Shareholder servicing costs—Note 3(c)	361,364
Distribution fees—Note 3(b)	177,683
Professional fees	35,653
Prospectus and shareholders’ reports	31,891
Registration fees	25,598
Custodian fees—Note 3(c)	6,295
Trustees’ fees and expenses—Note 3(d)	4,771
Loan commitment fees—Note 2	1,723
Interest expense—Note 2	55
Miscellaneous	8,603
Total Expenses	1,192,115
Less—reduction in fees due to earnings credits—Note 3(c)	(365)
Net Expenses	1,191,750
Investment Income—Net	131,627
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,039,562
Net unrealized appreciation (depreciation) on investments	(13,806,681)
Net Realized and Unrealized Gain (Loss) on Investments	(7,767,119)
Net (Decrease) in Net Assets Resulting from Operations	(7,635,492)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010
Operations ($):
Investment income—net	131,627	808,889
Net realized gain (loss) on investments	6,039,562	12,513,122
Net unrealized appreciation
(depreciation) on investments	(13,806,681)	55,843,201
Net Increase (Decrease) in Net Assets
Resulting from Operations	(7,635,492)	69,165,212
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(718,341)
Class I Shares	—	(26,523)
Total Dividends	—	(744,864)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,453,362	9,457,243
Class B Shares	21,359	207,713
Class C Shares	178,510	777,270
Class I Shares	513,099	3,980,024
Dividends reinvested:
Class A Shares	—	691,773
Class I Shares	—	16,088
Cost of shares redeemed:
Class A Shares	(20,277,649)	(68,072,808)
Class B Shares	(3,022,800)	(6,580,979)
Class C Shares	(4,630,060)	(12,624,243)
Class I Shares	(2,256,682)	(476,983)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(26,020,861)	(72,624,902)
Total Increase (Decrease) in Net Assets	(33,656,353)	(4,204,554)
Net Assets ($):
Beginning of Period	167,588,455	171,793,009
End of Period	133,932,102	167,588,455
Undistributed investment income—net	195,611	63,984

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010
Capital Share Transactions:
Class Aa
Shares sold	208,129	618,186
Shares issued for dividends reinvested	—	42,676
Shares redeemed	(1,223,068)	(4,759,179)
Net Increase (Decrease) in Shares Outstanding	(1,014,939)	(4,098,317)
Class Ba
Shares sold	1,455	15,906
Shares redeemed	(197,798)	(470,622)
Net Increase (Decrease) in Shares Outstanding	(196,343)	(454,716)
Class C
Shares sold	11,336	53,919
Shares redeemed	(299,577)	(880,359)
Net Increase (Decrease) in Shares Outstanding	(288,241)	(826,440)
Class I
Shares sold	29,547	242,994
Shares issued for dividends reinvested	—	991
Shares redeemed	(128,303)	(29,516)
Net Increase (Decrease) in Shares Outstanding	(98,756)	214,469

a	During the period ended September 30, 2010, 63,100 Class B shares representing $961,171, were automatically converted to 58,210 Class A shares and during the period ended March 31, 2010, 123,547 Class B shares representing $1,764,106, were automatically converted to 114,154 Class A shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2010			Year Ended March 31,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	17.55	11.74	18.83	23.02	24.58	19.82
Investment Operations:
Investment income (loss)—net[a]	.04	.11	.10	(.01)	.03	.01
Net realized and unrealized
gain (loss) on investments	(.80)	5.80	(7.01)	(1.04)	(.47)	4.79
Total from Investment Operations	(.76)	5.91	(6.91)	(1.05)	(.44)	4.80
Distributions:
Dividends from
investment income—net	—	(.10)	(.12)	—	—	—
Dividends from net realized
gain on investments	—	—	(.06)	(3.14)	(1.12)	(.04)
Total Distributions	—	(.10)	(.18)	(3.14)	(1.12)	(.04)
Net asset value, end of period	16.79	17.55	11.74	18.83	23.02	24.58
Total Return (%)[b]	(4.33)[c]	50.45	(36.68)	(6.18)	(1.66)	24.20
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.41[d]	1.34	1.27	1.19	1.14	1.17
Ratio of net expenses
to average net assets	1.41[d,e]	1.34[e]	1.26	1.19[e]	1.14	1.17
Ratio of net investment income
(loss) to average net assets	.43[d]	.73	.63	(.05)	.15	.04
Portfolio Turnover Rate	37.31[c]	125.26	114.25	130.42	186.08	128.55
Net Assets, end of period
($ x 1,000)	86,703	108,427	120,697	282,003	788,639	600,414

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2010			Year Ended March 31,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	16.22	10.88	17.42	21.69	23.42	19.02
Investment Operations:
Investment (loss)—net[a]	(.03)	(.02)	(.03)	(.19)	(.14)	(.16)
Net realized and unrealized
gain (loss) on investments	(.74)	5.36	(6.45)	(.94)	(.47)	4.60
Total from Investment Operations	(.77)	5.34	(6.48)	(1.13)	(.61)	4.44
Distributions:
Dividends from net realized
gain on investments	—	—	(.06)	(3.14)	(1.12)	(.04)
Net asset value, end of period	15.45	16.22	10.88	17.42	21.69	23.42
Total Return (%)[b]	(4.75)[c]	49.08	(37.20)	(6.97)	(2.50)	23.33
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.29[d]	2.20	2.14	2.03	1.95	1.97
Ratio of net expenses
to average net assets	2.29[d,e]	2.20[e]	2.13	2.03[e]	1.95	1.90
Ratio of net investment (loss)
to average net assets	(.44)[d]	(.13)	(.22)	(.90)	(.67)	(.74)
Portfolio Turnover Rate	37.31[c]	125.26	114.25	130.42	186.08	128.55
Net Assets, end of period
($ x 1,000)	12,270	16,065	15,720	37,176	64,606	80,297

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

16

Six Months Ended
September 30, 2010			Year Ended March 31,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	16.31	10.93	17.49	21.75	23.47	19.06
Investment Operations:
Investment (loss)—net[a]	(.02)	(.01)	(.03)	(.18)	(.14)	(.15)
Net realized and unrealized
gain (loss) on investments	(.74)	5.39	(6.47)	(.94)	(.46)	4.60
Total from Investment Operations	(.76)	5.38	(6.50)	(1.12)	(.60)	4.45
Distributions:
Dividends from net realized
gain on investments	—	—	(.06)	(3.14)	(1.12)	(.04)
Net asset value, end of period	15.55	16.31	10.93	17.49	21.75	23.47
Total Return (%)[b]	(4.66)[c]	49.22	(37.17)	(6.94)	(2.41)	23.33
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.15[d]	2.10	2.08	1.96	1.92	1.94
Ratio of net expenses
to average net assets	2.15[d,e]	2.10[e]	2.07	1.96[e]	1.92	1.90
Ratio of net investment (loss)
to average net assets	(.31)[d]	(.04)	(.17)	(.83)	(.64)	(.72)
Portfolio Turnover Rate	37.31[c]	125.26	114.25	130.42	186.08	128.55
Net Assets, end of period
($ x 1,000)	32,124	38,401	34,759	87,532	185,538	155,483

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2010			Year Ended March 31,
Class I Shares	(Unaudited)	2010	2009	2008[a]	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	17.59	11.79	19.00	23.12	24.60	19.80
Investment Operations:
Investment income—net[b]	.06	.19	.15	.07	.11	.09
Net realized and unrealized
gain (loss) on investments	(.79)	5.77	(7.13)	(1.05)	(.47)	4.75
Total from Investment Operations	(.73)	5.96	(6.98)	(.98)	(.36)	4.84
Distributions:
Dividends from
investment income—net	—	(.16)	(.17)	—	—	—
Dividends from net realized
gain on investments	—	—	(.06)	(3.14)	(1.12)	(.04)
Total Distributions	—	(.16)	(.23)	(3.14)	(1.12)	(.04)
Net asset value, end of period	16.86	17.59	11.79	19.00	23.12	24.60
Total Return (%)	(4.15)[c]	50.69	(36.76)	(5.83)	(1.33)	24.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08[d]	.97	.84	.84	.81	.90
Ratio of net expenses
to average net assets	1.08[d,e]	.97[e]	.83	.84[e]	.81	.90
Ratio of net investment income
to average net assets	.72[d]	1.22	.83	.31	.47	.38
Portfolio Turnover Rate	37.31[c]	125.26	114.25	130.42	186.08	128.55
Net Assets, end of period
($ x 1,000)	2,834	4,695	618	29,622	44,073	48,246

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Alpha Growth Fund (the “fund”) is a separate non-diversified series of Dreyfus Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class I shares. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and

20

other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	128,982,463	—	—	128,982,463
Equity Securities—
Foreign†	3,854,470	—	—	3,854,470
Mutual Funds	8,900,020	—	—	8,900,020
† See Statement of Investments for industry classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at September 30, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

22

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended September 30, 2010, The Bank of New York Mellon earned $2,802 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended September 30, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	3/31/2010 ($)	Purchases ($)	Sales ($)	9/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	651,000	19,530,000	18,690,000	1,491,000	1.1
Dreyfus
Institutional
Cash
Advantage
Plus Fund	34,661,839	33,521,958	60,774,777	7,409,020	5.5
Total	35,312,839	53,051,958	79,464,777	8,900,020	6.6

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $121,154,421 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2010. If not applied, $59,643,355 of the carryover expires in fiscal 2017 and $61,511,066 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2010 was as follows: ordinary income $744,864. The tax character of current year distributions will be determined at the end of the current fiscal year.

24

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended September 30, 2010, was approximately $7,700 with a related weighted average annualized interest rate of 1.44%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended September 30, 2010, the Distributor retained $1,424 from commissions earned on sales of the fund’s Class A shares and $12,555 and $640 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended September 30, 2010, Class B and Class C shares were charged $50,792 and $126,891, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2010, Class A, Class B and Class C shares were charged $116,548, $16,930 and $42,297, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2010, the fund was charged $45,797 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2010, the fund was charged $5,867 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $365.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2010, the fund was charged $6,295 pursuant to the custody agreement.

26

During the period ended September 30, 2010, the fund was charged $2,793 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $81,554, Rule 12b-1 distribution plan fees $27,003, shareholder services plan fees $26,652, custodian fees $2,052, chief compliance officer fees $1,783 and transfer agency per account fees $23,312.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2010, amounted to $52,999,201 and $79,398,940, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended September 30, 2010.

At September 30, 2010, accumulated net unrealized appreciation on investments was $5,247,374, consisting of $11,663,396 gross unrealized appreciation and $6,416,022 gross unrealized depreciation.

At September 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Research Core Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus Research Core Fund covers the six-month period from April 1, 2010, through September 30, 2010.

Although a double-dip recession remains an unlikely scenario in our analysis, recent uncertainty regarding the breadth and strength of the U.S. and global economic recoveries has led to bouts of weakness in some of the riskier asset classes, including U.S. stocks. The spending power of consumers, long an important economic catalyst, has been diminished by concerns over job security and an inability to generate cash from the equity in their homes. The second major driver of sustainable growth, corporate investment, also has been stunted, as a continuing lack of credit thwarts business development.

Uncertainty will probably remain in the broader financial markets until we see a persistent improvement in economic growth; but we currently are optimistic regarding the prospects for equities. Higher-quality companies with healthy balance sheets, higher credit ratings and strong cash flows are currently priced at a discount, in our view. However, we continue to believe that selectivity will be a key to success in the stock market, as investors appear set to potentially reward fundamentally sound companies relative to those with questionable financial profiles and business strategies. During these market conditions, we suggest that you meet with your financial advisor regularly to review your investments in today’s slow-growth economic environment as well as your needs, goals and attitudes toward risk.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
October 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2010, through September 30, 2010, as provided by Elizabeth Slover, David M. Sealy and Barry K. Mills, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended September 30, 2010, Dreyfus Research Core Fund’s Class A shares produced a total return of –2.87%, Class B shares returned –3.21%, Class C shares returned –3.20%, and Class I shares returned –2.73%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of –1.42% for the same period. In addition, the Russell 1000 Growth Index produced a total return of –0.27% for the same period.2,3

Stocks encountered heightened volatility during the reporting period when investors grew concerned regarding several threats to global and U.S. economic growth. The fund produced returns that were lower than its benchmark, mainly due to shortfalls in the financials and energy sectors.

Please note that on October 1, 2010, the fund’s name was changed from Dreyfus S&P STARS Fund to Dreyfus Research Core Fund.4

The Fund’s Investment Approach

The fund seeks to provide investment results that exceed the total return of the S&P 500 Index. To pursue its goal, the fund normally invests at least 80% of its net assets in common stocks.The fund may invest up to 25% of its assets in foreign securities.

The fund invests in stocks selected by a team of core research analysts, each responsible for investments in his or her area of expertise. As the fund’s portfolio managers, these analysts utilize a fundamental, bottom-up research process to identify investments. The fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation.The analysts, under the direction of the core research team’s director, determine the fund’s allocations among market sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic Concerns Sparked Market Volatility

The reporting period began in the midst of an economic recovery as improved manufacturing activity, an apparent bottoming of residential housing prices and modest employment gains helped boost investor confidence. In May, however, Europe was roiled by a sovereign debt crisis when Greece found itself unable to finance a heavy debt burden. Robust economic growth in China seemed to spark inflationary pressures, and investors worried that remedial measures might dampen a major engine of global growth. In the United States, mixed housing and employment data suggested that economic headwinds might constrain already mild domestic growth.As investor sentiment deteriorated, stocks generally declined, ending the reporting period with moderate losses. However, growth-oriented stocks generally fared better than their value-oriented counterparts.

Security Selections Produced Mixed Results

Although we found in the early stages of the economic recovery opportunities across a variety of market sectors to invest in growing companies at attractive prices, the fund’s results were undermined by disappointments in the financials sector. Insurance companies such as Lincoln National, Prudential Financial and The Travelers Cos. faced weaker earnings due to the adverse effects of the low interest rates environment. In addition, despite a strong business franchise, Bank of America lagged market averages amid various headwinds, including questions regarding the industry’s mortgage foreclosure process. In the energy sector, offshore drilling contractor Noble reduced its quarterly earnings guidance to analysts, pressuring the stock and prompting its elimination from the portfolio.

The fund achieved better results among information technology stocks. Enterprise software developer Sybase was acquired during the reporting period by a larger rival at a premium to its then-prevailing stock price. Data integration specialist Informatica reported better-than-expected quarterly earnings as more businesses embrace “cloud computing” for their data management needs. Electronics innovator Apple continued to climb on the strength of robust sales of its new products. In the materials sector, Freeport-McMoRan Copper & Gold advanced along with gold

4

prices, and the fund further benefited from favorable timing in the purchase of the stock. Packaging producer Pactiv was acquired by a private equity firm, bolstering its stock price.

Positioned for a More Selective Market Environment

Although the U.S. and global economies have hit a rough patch, we do not currently expect a return to recession. Indeed, corporations now have record amounts of cash on their balance sheets, and profits in some industries have returned to pre-recession levels. However, it appears that the economic recovery will remain weaker than historical averages, with a number of uncertainties—such as tax policy, currency movements and geopolitical developments—likely to challenge investor sentiment.

In such an environment, we believe that investors will become more selective, favoring companies with the ability to grow in a slow economy, and avoiding those with weaker underlying business fundamentals.

October 15, 2010

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through August 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	Included in the fund’s total return are class action proceeds as disclosed in the Financial Highlights.
3	SOURCE: LIPPER INC. — Each index reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.The Russell 1000 Growth
Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.The indices do not take into account fees and expenses to which the fund is subject.
4	“Standard & Poor’s®,” “S&P®,” “S&P 500®” and “STARS®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the
fund.The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Research Core Fund from April 1, 2010 to September 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2010
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 6.42	$ 10.11	$ 10.11	$ 5.19
Ending value (after expenses)	$971.30	$967.90	$968.00	$972.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2010
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 6.58	$ 10.35	$ 10.35	$ 5.32
Ending value (after expenses)	$1,018.55	$1,014.79	$1,014.79	$1,019.80

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class B, 2.05% for Class C and 1.05% for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
September 30, 2010 (Unaudited)

Common Stocks—99.1%	Shares	Value ($)
Consumer Discretionary—10.9%
Amazon.com	20,000 [a]	3,141,200
Carnival	77,770	2,971,592
Coach	104,690 [b]	4,497,482
Johnson Controls	92,720	2,827,960
Macy’s	127,320	2,939,819
News, Cl. A	211,550	2,762,843
Nordstrom	111,340	4,141,848
Target	73,900	3,949,216
Toll Brothers	112,390 [a]	2,137,658
		29,369,618
Consumer Staples—10.2%
Lorillard	38,660	3,104,785
PepsiCo	84,360	5,604,878
Philip Morris International	113,030	6,331,941
Procter & Gamble	110,860	6,648,274
Wal-Mart Stores	76,470	4,092,674
Whole Foods Market	42,150 [a]	1,564,187
		27,346,739
Energy—10.2%
Apache	48,360	4,727,673
ConocoPhillips	64,230	3,688,729
ENSCO, ADR	64,710	2,894,478
EOG Resources	28,090	2,611,527
Exxon Mobil	86,820	5,364,608
Newfield Exploration	39,940 [a]	2,294,154
Occidental Petroleum	41,050	3,214,215
Schlumberger	42,850	2,639,989
		27,435,373

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial—13.7%
Ameriprise Financial	46,200	2,186,646
Bank of America	502,160	6,583,317
Comerica	50,030	1,858,614
Huntington Bancshares	313,950	1,780,097
IntercontinentalExchange	21,430 [a]	2,244,150
JPMorgan Chase & Co.	178,960	6,813,007
MetLife	86,680	3,332,846
Prudential Financial	68,410	3,706,454
State Street	96,550	3,636,073
Wells Fargo & Co.	185,190	4,653,825
		36,795,029
Health Care—13.9%
Amylin Pharmaceuticals	140,370 [a,b]	2,926,714
Celgene	47,940 [a]	2,761,823
Edwards Lifesciences	60,190 [a]	4,035,739
Express Scripts	118,460 [a]	5,769,002
Human Genome Sciences	101,810 [a]	3,032,920
Illumina	90,670 [a]	4,460,964
Merck & Co.	82,750	3,046,028
Pfizer	173,940	2,986,550
St. Jude Medical	72,770 [a]	2,862,772
Thermo Fisher Scientific	59,710 [a]	2,858,915
Zimmer Holdings	51,490 [a]	2,694,472
		37,435,899
Industrial—11.8%
Caterpillar	74,420 [b]	5,855,365
Cummins	42,380	3,838,780
General Electric	360,580	5,859,425
Ingersoll-Rand	73,050	2,608,615
Jacobs Engineering Group	83,210 [a]	3,220,227
Norfolk Southern	48,700	2,898,137

8

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
United Parcel Service, Cl. B	53,680	3,579,919
United Technologies	55,400	3,946,142
		31,806,610
Information Technology—20.7%
Amphenol, Cl. A	70,830	3,469,253
Apple	45,760 [a]	12,984,400
Google, Cl. A	13,180 [a]	6,929,912
Informatica	110,520 [a]	4,245,073
International Business Machines	50,070	6,716,390
Microsoft	110,040	2,694,880
Motorola	759,750 [a]	6,480,668
Oracle	240,840	6,466,554
QUALCOMM	64,880	2,927,386
Visa, Cl. A	36,270	2,693,410
		55,607,926
Materials—3.7%
Eastman Chemical	55,410	4,100,340
Freeport-McMoRan Copper & Gold	68,720	5,868,001
		9,968,341
Telecommunication Services—3.3%
AT&T	311,060	8,896,316
Utilities—.7%
American Electric Power	53,740	1,947,000
Total Common Stocks
(cost $249,420,362)		266,608,851

Other Investment—.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,377,000)	2,377,000 [c]	2,377,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $2,775,951)	2,775,951 [c]	2,775,951

Total Investments (cost $254,573,313)	101.0%	271,761,802
Liabilities, Less Cash and Receivables	(1.0%)	(2,617,960)
Net Assets	100.0%	269,143,842

ADR—American Depository Receipts
a Non-income producing security.
b Security, or portion thereof, on loan.At September 30, 2010, the market value of the fund’s securities on loan was
$4,868,563 and the market value of the collateral held by the fund was $5,067,304, consisting of cash collateral of
$2,775,951 and U.S. Government and Agency securities valued at $2,291,353.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	20.7	Energy	10.2
Health Care	13.9	Materials	3.7
Financial	13.7	Telecommunication Services	3.3
Industrial	11.8	Money Market Investments	1.9
Consumer Discretionary	10.9	Utilities	.7
Consumer Staples	10.2		101.0

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,868,563)—Note 1(b):
Unaffiliated issuers			249,420,362	266,608,851
Affiliated issuers			5,152,951	5,152,951
Receivable for investment securities sold				6,781,893
Dividends and interest receivable				254,678
Receivable for shares of Beneficial Interest subscribed				5,631
Prepaid expenses				50,951
				278,854,955
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				326,534
Cash overdraft due to Custodian				150,789
Payable for investment securities purchased				5,548,686
Liability for securities on loan—Note 1(b)				2,775,951
Payable for shares of Beneficial Interest redeemed				401,088
Payable for licence fee				212,289
Accrued expenses				295,776
				9,711,113
Net Assets ($)				269,143,842
Composition of Net Assets ($):
Paid-in capital				953,657,547
Accumulated Investment (loss)—net				(122,901)
Accumulated net realized gain (loss) on investments				(701,579,293)
Accumulated net unrealized appreciation
(depreciation) on investments				17,188,489
Net Assets ($)				269,143,842

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	190,559,600	7,427,193	66,882,082	4,274,967
Shares Outstanding	8,048,724	342,449	3,075,620	169,235
Net Asset Value Per Share ($)	23.68	21.69	21.75	25.26

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,003,590
Affiliated issuers	3,024
Income from securities lending—Note 1(b)	3,087
Total Income	2,009,701
Expenses:
Management fee—Note 3(a)	990,677
Shareholder servicing costs—Note 3(c)	835,452
Distribution fees—Note 3(b)	294,578
License fee—Note 3(a)	212,289
Professional fees	38,958
Prospectus and shareholders’ reports	23,930
Registration fees	22,051
Custodian fees—Note 3(c)	12,529
Trustees’ fees and expenses—Note 3(d)	10,694
Loan commitment fees—Note 2	3,961
Miscellaneous	13,340
Total Expenses	2,458,459
Less—reduction in management fee due to undertaking—Note 3(a)	(324,315)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,542)
Net Expenses	2,132,602
Investment (Loss)—Net	(122,901)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(7,578,983)
Net unrealized appreciation (depreciation) on investments	(3,048,109)
Net Realized and Unrealized Gain (Loss) on Investments	(10,627,092)
Net (Decrease) in Net Assets Resulting from Operations	(10,749,993)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010
Operations ($):
Investment (loss)—net	(122,901)	(270,431)
Net realized gain (loss) on investments	(7,578,983)	(16,939,522)
Net unrealized appreciation
(depreciation) on investments	(3,048,109)	120,698,849
Net Increase (Decrease) in Net Assets
Resulting from Operations	(10,749,993)	103,488,896
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,206,575	30,045,505
Class B Shares	3,847	101,129
Class C Shares	521,658	3,012,658
Class I Shares	95,066	913,649
Cost of shares redeemed:
Class A Shares	(31,538,441)	(62,936,572)
Class B Shares	(4,725,030)	(30,747,236)
Class C Shares	(9,847,023)	(22,921,152)
Class I Shares	(548,076)	(1,307,522)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(40,831,424)	(83,839,541)
Total Increase (Decrease) in Net Assets	(51,581,417)	19,649,355
Net Assets ($):
Beginning of Period	320,725,259	301,075,904
End of Period	269,143,842	320,725,259
Accumulated investment (loss)—net	(122,901)	—

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010
Capital Share Transactions:
Class Aa
Shares sold	222,387	1,421,371
Shares redeemed	(1,373,335)	(2,902,853)
Net Increase (Decrease) in Shares Outstanding	(1,150,948)	(1,481,482)
Class Ba
Shares sold	165	5,218
Shares redeemed	(218,647)	(1,578,673)
Net Increase (Decrease) in Shares Outstanding	(218,482)	(1,573,455)
Class C
Shares sold	24,538	146,255
Shares redeemed	(465,428)	(1,123,486)
Net Increase (Decrease) in Shares Outstanding	(440,890)	(977,231)
Class I
Shares sold	3,865	36,591
Shares redeemed	(22,641)	(57,620)
Net Increase (Decrease) in Shares Outstanding	(18,776)	(21,029)

a	During the period ended September 30, 2010, 122,834 Class B shares representing $2,659,913, were automatically converted to 112,814 Class A shares and during the period ended March 31, 2010, 782,422 Class
B shares representing $15,079,439, were automatically converted to 722,513 Class A shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2010			Year Ended March 31,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	24.38	17.66	28.79	32.75	30.78	25.60
Investment Operations:
Investment income (loss)—net[a]	.01	.03	.06	(.13)	(.10)	(.11)
Net realized and unrealized
gain (loss) on investments	(.71)	6.69[b]	(11.19)	(3.83)	2.07	5.29
Total from Investment Operations	(.70)	6.72	(11.13)	(3.96)	1.97	5.18
Net asset value, end of period	23.68	24.38	17.66	28.79	32.75	30.78
Total Return (%)[c]	(2.87)[d]	38.05	(38.66)	(12.09)	6.40	20.24
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.51[e]	1.56	1.47	1.28	1.25	1.21
Ratio of net expenses
to average net assets	1.30[e]	1.53	1.36	1.23	1.24	1.21[f]
Ratio of net investment income
(loss) to average net assets	.12[e]	.13	.24	(.39)	(.31)	(.40)
Portfolio Turnover Rate	44.93[d]	70.59	61.37	132.79	123.41	123.11
Net Assets, end of period
($ x 1,000)	190,560	224,245	188,585	143,729	102,515	35,578

a	Based on average shares outstanding at each month end.
b	Amount includes litigation proceeds received by the fund amouting to $.30 per share, for the year ended
March 31, 2010.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2010			Year Ended March 31,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	22.41	16.36	26.94	30.90	29.28	24.54
Investment Operations:
Investment (loss)—net[a]	(.07)	(.12)	(.18)	(.38)	(.35)	(.32)
Net realized and unrealized
gain (loss) on investments	(.65)	6.17[b]	(10.40)	(3.58)	1.97	5.06
Total from Investment Operations	(.72)	6.05	(10.58)	(3.96)	1.62	4.74
Net asset value, end of period	21.69	22.41	16.36	26.94	30.90	29.28
Total Return (%)[c]	(3.21)[d]	36.98	(39.27)	(12.84)	5.57	19.32
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.09[e]	2.39	2.31	2.11	2.10	2.10
Ratio of net expenses
to average net assets	2.05[e]	2.35	2.20	2.06	2.09	2.00
Ratio of net investment (loss)
to average net assets	(.65)[e]	(.66)	(.79)	(1.23)	(1.21)	(1.21)
Portfolio Turnover Rate	44.93[d]	70.59	61.37	132.79	123.41	123.11
Net Assets, end of period
($ x 1,000)	7,427	12,572	34,919	141,979	269,747	357,315

a	Based on average shares outstanding at each month end.
b	Amount includes litigation proceeds received by the fund amouting to $.30 per share, for the year ended
March 31, 2010.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

16

Six Months Ended
September 30, 2010			Year Ended March 31,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	22.47	16.39	26.95	30.89	29.26	24.53
Investment Operations:
Investment (loss)—net[a]	(.07)	(.11)	(.15)	(.36)	(.34)	(.32)
Net realized and unrealized
gain (loss) on investments	(.65)	6.19[b]	(10.41)	(3.58)	1.97	5.05
Total from Investment Operations	(.72)	6.08	(10.56)	(3.94)	1.63	4.73
Net asset value, end of period	21.75	22.47	16.39	26.95	30.89	29.26
Total Return (%)[c]	(3.20)[d]	37.10	(39.18)	(12.76)	5.57	19.28
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.26[e]	2.24	2.23	2.05	2.07	2.08
Ratio of net expenses
to average net assets	2.05[e]	2.20	2.12	2.00	2.06	2.00
Ratio of net investment (loss)
to average net assets	(.63)[e]	(.54)	(.65)	(1.17)	(1.18)	(1.21)
Portfolio Turnover Rate	44.93[d]	70.59	61.37	132.79	123.41	123.11
Net Assets, end of period
($ x 1,000)	66,882	79,024	73,655	158,580	222,114	255,990

a	Based on average shares outstanding at each month end.
b	Amount includes litigation proceeds received by the fund amouting to $.30 per share, for the year ended
March 31, 2010.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2010			Year Ended March 31,
Class I Shares	(Unaudited)	2010	2009	2008[a]	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	25.97	18.74	30.42	34.48	32.30	26.77
Investment Operations:
Investment income (loss)—net[b]	.05	.12	.12	(.01)	(.01)	(.03)
Net realized and unrealized
gain (loss) on investments	(.76)	7.11[c]	(11.80)	(4.05)	2.19	5.56
Total from Investment Operations	(.71)	7.23	(11.68)	(4.06)	2.18	5.53
Net asset value, end of period	25.26	25.97	18.74	30.42	34.48	32.30
Total Return (%)	(2.73)[d]	38.58	(38.40)	(11.78)	6.75	20.66
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08[e]	1.15	.96	.92	.93	.92
Ratio of net expenses
to average net assets	1.05[e]	1.12	.85	.87	.93[f]	.91
Ratio of net investment income
(loss) to average net assets	.37[e]	.54	.44	(.03)	(.05)	(.12)
Portfolio Turnover Rate	44.93[d]	70.59	61.37	132.79	123.41	123.11
Net Assets, end of period
($ x 1,000)	4,275	4,883	3,917	125,761	151,892	153,021

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount includes litigation proceeds received by the fund amouting to $.30 per share, for the year ended
March 31, 2010.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Research Core Fund (the “fund”) is a separate non-diversified series of Dreyfus Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the Board ofTrustees held on June 29, 2010, the Board approved, effective October 1, 2010, a proposal to change the name of the fund from “Dreyfus S&P STARS Fund” to “Dreyfus Research Core Fund”.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class I shares. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange

20

are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board ofTrustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	263,714,373	—	—	263,714,373
Equity Securities—
Foreign†	2,894,478	—	—	2,894,478
Mutual Funds	5,152,951	—	—	5,152,951
† See Statement of Investments for industry classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant

22

transfers between Level 1 or Level 2 fair value measurements occurred at September 30, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended September 30, 2010, The Bank of New York Mellon earned $1,323 from lending portfolio securities, pursuant to the securities lending agreement.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended September 30, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	3/31/2010 ($)	Purchases ($)	Sales ($)	9/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	2,597,000	42,746,000	42,966,000	2,377,000.9
Dreyfus
Institutional
Cash
Advantage
Plus Fund	32,974,478	31,286,417	61,484,944	2,775,951	1.0
Total	35,571,478	74,032,417	104,450,944	5,152,951	1.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund rec-

24

ognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $691,185,430 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2010. If not applied, $385,319,987 of the carryover expires in fiscal 2011, $124,869,671 expires in fiscal 2012, $90,369,546 expires in fiscal 2017 and $90,626,226 expires in fiscal 2018.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended September 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund until August 1, 2011, so that the total annual fund operating expenses (less fee waiver and/or expense reimbursement) of

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Class A, B, C and I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.30%, 2.05%, 2.05%, and 1.05%, respectively, of the value of their average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $324,315 during the period ended September 30, 2010.

The fund paid a license fee at the annual rate of .15% of the value of the fund’s average daily net assets for the use of certain of Standard & Poor’s proprietary tradenames and trademarks. Effective October 1, 2010, the license fee agreement was terminated.

During the period ended September 30, 2010, the Distributor retained $2,341 from commissions earned on sales of the fund’s Class A shares and $9,812 and $3,554 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended September 30, 2010, Class B and Class C shares were charged $32,818 and $261,760, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2010, Class A, Class B and Class C shares were charged $250,148, $10,939 and $87,253, respectively, pursuant to the Shareholder Services Plan.

26

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2010, the fund was charged $186,185 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2010, the fund was charged $24,877 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1,542.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2010, the fund was charged $12,529 pursuant to the custody agreement.

During the period ended September 30, 2010, the fund was charged $2,793 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $153,832, Rule 12b-1 distribution plan fees $45,257, shareholder services plan fees $54,080, custodian fees $4,029, chief compliance officer fees $1,783 and transfer agency per account fees $108,400, which are offset against an expense reimbursement currently in effect in the amount of $40,847.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2010, amounted to $125,569,285 and $168,994,798, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended September 30, 2010.

At September 30, 2010, accumulated net unrealized appreciation on investments was $17,188,489, consisting of $33,253,964 gross unrealized appreciation and $16,065,475 gross unrealized depreciation.

At September 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus
S&P STARS
Opportunities Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus S&P STARS Opportunities Fund covers the six-month period from April 1, 2010, through September 30, 2010.

Although a double-dip recession remains an unlikely scenario in our analysis, recent uncertainty regarding the breadth and strength of the U.S. and global economic recoveries has led to bouts of weakness in some of the riskier asset classes, including U.S. stocks. The spending power of consumers, long an important economic catalyst, has been diminished by concerns over job security and an inability to generate cash from the equity in their homes.The second major driver of sustainable growth, corporate investment, also has been stunted, as a continuing lack of credit thwarts business development.

Uncertainty will probably remain in the broader financial markets until we see a persistent improvement in economic growth; but we currently are optimistic regarding the prospects for equities. Higher-quality companies with healthy balance sheets, higher credit ratings and strong cash flows are currently priced at a discount, in our view. However, we continue to believe that selectivity will be a key to success in the stock market, as investors appear set to potentially reward fundamentally sound companies relative to those with questionable financial profiles and business strategies. During these market conditions, we suggest that you meet with your financial advisor regularly to review your investments in today’s slow-growth economic environment as well as your needs, goals and attitudes toward risk.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
October 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2010, through September 30, 2010, as provided by Warren Chiang and C.Wesley Boggs, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended September 30, 2010, Dreyfus S&P STARS Opportunities Fund’s Class A shares produced a total return of 1.91%, Class B shares returned 1.53%, Class C shares returned 1.53% and Class I shares returned 2.01%.1,2 In comparison, the fund’s benchmark, the S&P MidCap 400 Index, produced a total return of 2.27% for the same period.3,4 Midcap stocks encountered heightened volatility during the reporting period, declining modestly when investors grew concerned regarding several threats to global economic growth. The fund produced lower returns than its benchmark, primarily due to the relative ineffectiveness of our quantitative model’s valuation metrics.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation by investing at least 80% of its net assets in securities that have been ranked at the time of purchase by Standard & Poor’s (S&P) analysts according to the Standard & Poor’s STock Appreciation Ranking System (or STARS). S&P’s research staff analyzes and ranks the stocks of approximately 1,500 issuers. We will principally use STARS to identify stocks in the highest two categories (four and five STARS) for purchase.The fund may, at times, short-sell securities in the lowest two categories (one and two STARS).

When selecting investments, we analyze the stocks ranked by S&P analysts and select those midcap stocks that we believe have the best potential for capital appreciation.We then subject those stocks to quantitative models designed to identify stocks with attractive long-term relative valuations, sustainable earnings and behavioral factors, such as stock buy-backs and analysts’ earnings revisions that may indicate potential misvaluations.

Global Economic Concerns Intensified

The reporting period began in the midst of an economic recovery as improved manufacturing activity, an apparent bottoming of residential housing prices and signs of improved employment trends helped boost confidence among businesses, consumers and investors. In fact, the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

U.S. economy had just posted an annualized growth rate of 3.7% during the first quarter of 2010, marking the third consecutive quarter of economic expansion.

In May, however, several developments threatened the U.S. and global economic rebounds. Europe was roiled by a sovereign debt crisis when Greece found itself unable to finance a heavy debt burden. Meanwhile, robust economic growth in China seemed to spark local inflationary pressures, and investors grew worried that remedial measures might dampen a major engine of global growth. In the United States, mixed employment and housing data suggested that economic headwinds might further constrain already mild growth. Consequently, stocks encountered heightened volatility, ending the reporting period modestly lower than where they began.

Valuation Factors Dampened Fund Results

The valuation metrics considered by the fund’s quantitative model did not add value during the reporting period, as investors responded more to macroeconomic developments than company-specific characteristics. Our model’s earnings-quality factors proved more predictive of stock price movements, while behavioral factors neither added to nor detracted from relative performance.

The fund’s more disappointing holdings during the reporting period could be found in the information technology sector, where hard drive maker Seagate Technology suffered from tepid demand for personal computers. The fund had no position in networking specialist F5 Networks, which gained value for the benchmark amid takeover speculation. In the health care sector, pharmaceutical developer Mylan was hurt when quarterly earnings declined from year-ago levels. In the industrials sector, specialty vehicles maker Oshkosh fell due to concerns regarding elevated debt levels.

The fund achieved better results in the financials sector, where real estate investment trust UDR advanced along with occupancy rates in the company’s apartment communities.Another real estate-related company, multi-family mortgage lender New York Community Bancorp, gained value after generating higher levels of net interest income.The materials sector also fared relatively well, including particularly strong results from specialty chemicals producer Lubrizol,which raised its earnings guidance on the heels of better-than-expected quarterly earnings, and synthetic minerals maker Minerals Technologies, which gained value in antici-

pation of stronger economic growth in key markets. The fund also benefited from positions in software developer Sybase and exploration-and-production firm Mariner Energy, which were acquired by former rivals during the reporting period.

Refocusing on Value and Quality

Although we select stocks according to a “bottom up” process and not in response to economic or market trends, it is worth noting that we do not expect a return to recessionary conditions. Instead, we are cautiously optimistic that current economic and political uncertainties will be resolved, and we believe that investors are likely to refocus on company fundamentals, including the valuation and quality factors that drive our quantitative investment process. In the meantime, we have continued to uncover what we believe to be attractively valued opportunities among fundamentally strong companies.

October 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Midcap companies often experience sharper price fluctuations than stocks of large-cap companies. S&P STARS rankings are subjective determinations of S&P analysts and may not accurately assess the investment prospects of a security.The past performance of S&P ranked stocks is not predictive of future fund performance.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through August 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2

The fund commenced operations after all of the assets of a predecessor mutual fund were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.

3

SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market.

4

“Standard & Poor’s®,” “S&P®,” “S&P MidCap 400®” and “STARS®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P Stars Opportunities Fund from April 1, 2010 to September 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2010

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$6.58	$10.26	$10.36	$5.32
Ending value (after expenses)	$1,019.10	$1,015.30	$1,015.30	$1,020.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2010

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$6.58	$10.25	$10.35	$5.32
Ending value (after expenses)	$1,018.55	$1,014.89	$1,014.79	$1,019.80

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.03% for Class B, 2.05% for
Class C, and 1.05% for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

September 30, 2010 (Unaudited)

Common Stocks—98.3%	Shares		Value ($)
Consumer Discretionary—18.8%
Aeropostale	140,800	[a]	3,273,600
American Greetings, Cl. A	158,900		2,953,951
Autoliv	43,600	[b]	2,848,388
Bob Evans Farms	5,800		162,806
Career Education	38,000	[a,b]	815,860
Chico’s FAS	13,300		139,916
Coach	70,100	[b]	3,011,496
Dollar Tree	7,000	[a]	341,320
Fossil	9,200	[a]	494,868
GameStop, Cl. A	100,000	[a,b]	1,971,000
Gentex	16,200		316,062
J Crew Group	16,200	[a,b]	544,644
John Wiley & Sons, Cl. A	8,200		335,052
Scholastic	26,400	[b]	734,448
Timberland, Cl. A	8,300	[a]	164,423
TRW Automotive Holdings	63,000	[a]	2,618,280
Tupperware Brands	13,000		594,880
Warnaco Group	97,300	[a]	4,974,949
Washington Post, Cl. B	7,900	[b]	3,155,339
Whirlpool	17,300		1,400,608
			30,851,890
Consumer Staples—2.3%
Energizer Holdings	7,000	[a]	470,610
Lancaster Colony	3,700	[b]	175,750
Tyson Foods, Cl. A	190,800		3,056,616
			3,702,976
Energy—3.8%
Cimarex Energy	68,100		4,506,858
Mariner Energy	13,000	[a,b]	314,990
Newfield Exploration	15,600	[a]	896,064
Southern Union	23,700		570,222
			6,288,134
Financial—15.4%
Alexandria Real Estate Equities	5,200	[b,c]	364,000
Apartment Investment & Management, Cl. A	66,900		1,430,322
Aspen Insurance Holdings	140,000		4,239,200

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
Comerica	25,600		951,040
Everest Re Group	30,000		2,594,100
Federal Realty Investment Trust	7,100	[b]	579,786
First Horizon National	44,729	[a,b]	510,357
Fulton Financial	217,500		1,970,550
Hanover Insurance Group	5,900	[b]	277,300
Hospitality Properties Trust	8,700		194,271
Hudson City Bancorp	44,200		541,892
International Bancshares	9,900		167,211
Macerich	11,400		489,630
Mack-Cali Realty	57,500		1,880,825
Nasdaq OMX Group	20,000	[a]	388,600
Nationwide Health Properties	13,000	[c]	502,710
New York Community Bancorp	5,000		81,250
NewAlliance Bancshares	20,200		254,924
People’s United Financial	125,000		1,636,250
Reinsurance Group of America	62,800		3,032,612
Transatlantic Holdings	19,600		996,072
UDR	79,900	[c]	1,687,488
Waddell & Reed Financial, Cl. A	16,300		445,968
			25,216,358
Health Care—11.5%
Celgene	7,700	[a]	443,597
CIGNA	62,600		2,239,828
Covance	2,600	[a,b]	121,654
Endo Pharmaceuticals Holdings	81,800	[a]	2,719,032
Gilead Sciences	55,000	[a]	1,958,550
Health Management Associates, Cl. A	29,200	[a]	223,672
Health Net	12,300	[a]	334,437
Hologic	8,200	[a]	131,282
Kindred Healthcare	90,900	[a]	1,183,518
Life Technologies	64,300	[a]	3,002,167
Lincare Holdings	12,150		304,844
Medicis Pharmaceutical, Cl. A	17,100		507,015
Mylan	96,600	[a,b]	1,817,046
Owens & Minor	7,350		209,181

Common Stocks (continued)	Shares		Value ($)
Health Care (continued)
Teleflex	4,700		266,866
Zimmer Holdings	66,000	[a]	3,453,780
			18,916,469
Industrial—12.0%
AGCO	14,250	[a]	555,893
Alaska Air Group	77,700	[a]	3,965,031
Carlisle Cos.	7,100		212,645
Fastenal	23,200	[b]	1,234,008
Flowserve	17,400		1,903,908
Harsco	3,000		73,740
JB Hunt Transport Services	10,300		357,410
Navigant Consulting	9,500	[a]	110,485
Nordson	6,400		471,616
Oshkosh	134,800	[a]	3,707,000
Ryder System	33,500		1,432,795
Textron	68,800	[b]	1,414,528
Thomas & Betts	6,200	[a]	254,324
Timken	15,200		583,072
URS	10,000	[a]	379,800
W.W. Grainger	21,700		2,584,687
Waste Connections	11,100	[a]	440,226
			19,681,168
Information Technology—17.6%
ACI Worldwide	6,500	[a]	145,535
Advent Software	3,000	[a,b]	156,570
Amdocs	70,000	[a]	2,006,200
Avnet	12,600	[a]	340,326
Computer Sciences	77,700		3,574,200
Convergys	23,500	[a]	245,575
FactSet Research Systems	4,900		397,537
Fairchild Semiconductor International	111,600	[a]	1,049,040
Fiserv	30,200	[a]	1,625,364
Global Payments	6,500	[b]	278,785
Harris	30,000		1,328,700
Ingram Micro, Cl. A	19,200	[a]	323,712
Lender Processing Services	18,200		604,786

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Information Technology (continued)
Lexmark International, Cl. A	105,000	[a]	4,685,100
ManTech International, Cl. A	32,000	[a]	1,267,200
Plantronics	96,100		3,246,258
RF Micro Devices	241,100	[a,b]	1,480,354
Seagate Technology	231,300	[a]	2,724,714
Tech Data	19,000	[a]	765,700
Varian Semiconductor Equipment Associates	41,300	[a]	1,188,614
Vishay Intertechnology	103,200	[a]	998,976
Vishay Precision Group	7,371	[a]	115,061
Zebra Technologies, Cl. A	11,200	[a]	376,768
			28,925,075
Materials—11.6%
Cytec Industries	9,300		524,334
Domtar	52,500		3,390,450
Freeport-McMoRan Copper & Gold	38,200		3,261,898
Lubrizol	52,300		5,542,231
Minerals Technologies	72,100		4,248,132
Reliance Steel & Aluminum	12,300		510,819
Scotts Miracle-Gro, Cl. A	15,000		775,950
Valspar	11,900		379,015
Worthington Industries	29,000		435,870
			19,068,699
Utilities—5.3%
DPL	22,900	[b]	598,377
Energen	68,300		3,122,676
Great Plains Energy	73,600		1,391,040
IDACORP	10,300		369,976
ONEOK	70,000		3,152,800
			8,634,869
Total Common Stocks
(cost $146,932,875)			161,285,638

Other Investment—.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,071,000)	1,071,000 [d]	1,071,000

Investment of Cash Collateral
for Securities Loaned—8.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $14,122,145)	14,122,145 [d]	14,122,145

Total Investments (cost $162,126,020)	107.5%	176,478,783
Liabilities, Less Cash and Receivables	(7.5%)	(12,380,876)
Net Assets	100.0%	164,097,907

a Non-income producing security.
b Security, or portion thereof, on loan.At September 30, 2010, the market value of the fund’s securities on loan was
$16,196,645 and the market value of the collateral held by the fund was $17,220,493, consisting of cash collateral of $14,122,145 and U.S. Government and agency securities valued at $3,098,348.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Discretionary	18.8	Money Market Investments	9.2
Information Technology	17.6	Utilities	5.3
Financial	15.4	Energy	3.8
Industrial	12.0	Consumer Staples	2.3
Materials	11.6
Health Care	11.5		107.5

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2010 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $16,196,645)—Note 1(b):
Unaffiliated issuers			146,932,875	161,285,638
Affiliated issuers			15,193,145	15,193,145
Receivable for investment securities sold				3,933,727
Dividends and interest receivable				103,873
Receivable for shares of Beneficial Interest subscribed				25,560
Prepaid expenses				43,281
				180,585,224
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				145,855
Cash overdraft due to Custodian				10,948
Liability for securities on loan—Note 1(b)				14,122,145
Payable for shares of Beneficial Interest redeemed				1,897,667
Payable for licence fee				133,778
Interest payable—Note 2				129
Accrued expenses				176,795
				16,487,317
Net Assets ($)				164,097,907
Composition of Net Assets ($):
Paid-in capital				201,658,814
Accumulated undistributed investment income—net				7,541
Accumulated net realized gain (loss) on investments				(51,921,211)
Accumulated net unrealized appreciation
(depreciation) on investments				14,352,763
Net Assets ($)				164,097,907

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	95,413,314	3,435,433	21,312,902	43,936,258
Shares Outstanding	4,833,334	184,816	1,145,216	2,159,589
Net Asset Value Per Share ($)	19.74	18.59	18.61	20.34

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,169,291
Affiliated issuers	1,002
Income from securities lending—Note 1(b)	22,902
Total Income	1,193,195
Expenses:
Management fee—Note 3(a)	624,302
Shareholder servicing costs—Note 3(c)	464,139
License fee—Note 3(a)	133,778
Distribution fees—Note 3(b)	100,324
Professional fees	31,939
Registration fees	16,859
Prospectus and shareholders’ reports	15,783
Trustees’ fees and expenses—Note 3(d)	10,687
Custodian fees—Note 3(c)	9,407
Loan commitment fees—Note 2	1,982
Interest expense—Note 2	129
Miscellaneous	10,417
Total Expenses	1,419,746
Less—reduction in management fee due to undertaking—Note 3(a)	(213,121)
Less—reduction in fees due to earnings credits—Note 3(c)	(635)
Net Expenses	1,205,990
Investment (Loss)—Net	(12,795)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	21,392,623
Net unrealized appreciation (depreciation) on investments	(18,937,857)
Net Realized and Unrealized Gain (Loss) on Investments	2,454,766
Net Increase in Net Assets Resulting from Operations	2,441,971

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010
Operations ($):
Investment (loss)—net	(12,795)	(24,225)
Net realized gain (loss) on investments	21,392,623	(2,041,914)
Net unrealized appreciation
(depreciation) on investments	(18,937,857)	70,439,439
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,441,971	68,373,300
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,073,800	24,067,661
Class B Shares	—	211,815
Class C Shares	312,086	2,758,568
Class I Shares	3,501,062	14,324,035
Cost of shares redeemed:
Class A Shares	(30,441,330)	(63,066,042)
Class B Shares	(1,725,037)	(6,938,616)
Class C Shares	(4,883,953)	(22,497,526)
Class I Shares	(8,291,494)	(33,925,915)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(36,454,866)	(85,066,020)
Total Increase (Decrease) in Net Assets	(34,012,895)	(16,692,720)
Net Assets ($):
Beginning of Period	198,110,802	214,803,522
End of Period	164,097,907	198,110,802
Undistributed investment income—net	7,541	20,336

	Six Months Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010
Capital Share Transactions:
Class Aa
Shares sold	265,918	1,440,376
Shares redeemed	(1,596,145)	(3,656,933)
Net Increase (Decrease) in Shares Outstanding	(1,330,227)	(2,216,557)
Class Ba
Shares sold	—	13,532
Shares redeemed	(95,068)	(426,547)
Net Increase (Decrease) in Shares Outstanding	(95,068)	(413,015)
Class C
Shares sold	17,267	175,048
Shares redeemed	(270,565)	(1,347,102)
Net Increase (Decrease) in Shares Outstanding	(253,298)	(1,172,054)
Class I
Shares sold	177,414	802,608
Shares redeemed	(423,526)	(1,981,388)
Net Increase (Decrease) in Shares Outstanding	(246,112)	(1,178,780)

a During the period ended September 30, 2010, 38,290 Class B shares representing $692,209, were automatically converted to 36,144 Class A shares and during the period ended March 31, 2010, 192,936 Class B shares representing $3,201,718, were automatically converted to 183,031 Class A shares.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2010				Year Ended March 31,
Class A Shares	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	19.37		14.16	22.09	23.21	22.87	17.21
Investment Operations:
Investment income (loss)—net[a]	.00	[b]	.01	.00 [b]	(.14)	(.13)	(.13)
Net realized and unrealized
gain (loss) on investments	.37		5.20	(7.93)	(.43)	.79	5.98
Total from Investment Operations	.37		5.21	(7.93)	(.57)	.66	5.85
Distributions:
Dividends from net realized
gain on investments	—		—	(.00)[b]	(.55)	(.32)	(.19)
Net asset value, end of period	19.74		19.37	14.16	22.09	23.21	22.87
Total Return (%)[c]	1.91	[d]	36.79	(35.89)	(2.79)	3.05	34.18
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.49	[e]	1.52	1.42	1.32	1.37	1.43
Ratio of net expenses
to average net assets	1.30	[e]	1.30	1.34	1.32 [f]	1.37 [f]	1.43 [f]
Ratio of net investment income
(loss) to average net assets	.04	[e]	.07	.01	(.58)	(.59)	(.73)
Portfolio Turnover Rate	47.46	[d]	53.51	61.21	38.78	48.55	32.78
Net Assets, end of period
($ x 1,000)	95,413		119,389	118,637	130,865	115,991	29,992

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
September 30, 2010				Year Ended March 31,
Class B Shares	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	18.31		13.49	21.22	22.49	22.33	16.90
Investment Operations:
Investment (loss)—net[a]	(.06)		(.11)	(.16)	(.32)	(.29)	(.26)
Net realized and unrealized
gain (loss) on investments	.34		4.93	(7.57)	(.40)	.77	5.88
Total from Investment Operations	.28		4.82	(7.73)	(.72)	.48	5.62
Distributions:
Dividends from net realized
gain on investments	—		—	(.00)[b]	(.55)	(.32)	(.19)
Net asset value, end of period	18.59		18.31	13.49	21.22	22.49	22.33
Total Return (%)[c]	1.53	[d]	35.73	(36.42)	(3.50)	2.27	33.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.54	[e]	2.40	2.27	2.09	2.16	2.26
Ratio of net expenses
to average net assets	2.03	[e]	2.05	2.14	2.09 [f]	2.15	2.00
Ratio of net investment (loss)
to average net assets	(.70)[e]		(.67)	(.87)	(1.37)	(1.37)	(1.40)
Portfolio Turnover Rate	47.46	[d]	53.51	61.21	38.78	48.55	32.78
Net Assets, end of period
($ x 1,000)	3,435		5,124	9,345	16,521	23,244	24,459

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2010				Year Ended March 31,
Class C Shares	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	18.33		13.50	21.23	22.49	22.34	16.90
Investment Operations:
Investment (loss)—net[a]	(.06)		(.11)	(.15)	(.31)	(.28)	(.26)
Net realized and unrealized
gain (loss) on investments	.34		4.94	(7.58)	(.40)	.75	5.89
Total from Investment Operations	.28		4.83	(7.73)	(.71)	.47	5.63
Distributions:
Dividends from net realized
gain on investments	—		—	(.00)[b]	(.55)	(.32)	(.19)
Net asset value, end of period	18.61		18.33	13.50	21.23	22.49	22.34
Total Return (%)[c]	1.53	[d]	35.78	(36.41)	(3.46)	2.22	33.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.23	[e]	2.21	2.12	2.05	2.13	2.23
Ratio of net expenses
to average net assets	2.05	[e]	2.05	2.08	2.05 [f]	2.12	2.00
Ratio of net investment (loss)
to average net assets	(.72)[e]		(.67)	(.81)	(1.31)	(1.34)	(1.38)
Portfolio Turnover Rate	47.46	[d]	53.51	61.21	38.78	48.55	32.78
Net Assets, end of period
($ x 1,000)	21,313		25,634	34,706	66,835	64,081	29,057

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
September 30, 2010				Year Ended March 31,
Class I Shares	(Unaudited)		2010	2009	2008 [a]	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	19.94		14.54	22.65	23.75	23.34	17.48
Investment Operations:
Investment income (loss)—net[b]	.03		.06	.05	(.11)	(.09)	(.06)
Net realized and unrealized
gain (loss) on investments	.37		5.34	(8.16)	(.44)	.82	6.11
Total from Investment Operations	.40		5.40	(8.11)	(.55)	.73	6.05
Distributions:
Dividends from net realized
gain on investments	—		—	(.00)[c]	(.55)	(.32)	(.19)
Net asset value, end of period	20.34		19.94	14.54	22.65	23.75	23.34
Total Return (%)	2.01	[d]	37.14	(35.80)	(2.60)	3.25	34.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.42	[e]	1.32	1.24	1.17	1.15	1.18
Ratio of net expenses
to average net assets	1.05	[e]	1.05	1.16	1.17 [f]	1.15 [f]	1.00
Ratio of net investment income
(loss) to average net assets	.29	[e]	.33	.30	(.43)	(.38)	(.32)
Portfolio Turnover Rate	47.46	[d]	53.51	61.21	38.78	48.55	32.78
Net Assets, end of period
($ x 1,000)	43,936		47,964	52,116	37,414	30,544	11,442

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.
f Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus S&P STARS Opportunities Fund (the “fund”) is a separate non-diversified series of Dreyfus Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class I shares. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board ofTrustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	158,437,250	—	—	158,437,250
Equity Securities—
Foreign†	2,848,388	—	—	2,848,388
Mutual Funds	15,193,145	—	—	15,193,145
† See Statement of Investments for industry classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for signifi-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

cant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at September 30, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended September 30,

2010, The Bank of New York Mellon earned $7,634 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended September 30, 2010 were as follows:

Affiliated
Investment	Value				Value		Net
Company	3/31/2010	($)	Purchases ($)	Sales ($)	9/30/2010	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,673,000		24,098,000	24,700,000	1,071,000.6
Dreyfus
Institutional
Cash
Advantage
Plus Fund	49,217,765		55,728,023	90,823,643	14,122,145		8.6
Total	50,890,765		79,826,023	115,523,643	15,193,145		9.2

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended September 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $73,107,648 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2010. If not applied, $8,232,133 of the carryover expires in fiscal 2015, $3,554,390 expires in fiscal 2016, $4,356,227 expires in fiscal 2017 and $56,964,898 expires in fiscal 2018.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended September 30, 2010, was approximately $18,000 with a related weighted average annualized interest rate of 1.43%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund until August 1, 2011, so that the total annual fund operating expenses (less fee waiver and/or expenses reimbursement) of Class A, B, C and I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.30%, 2.05%, 2.05%, and 1.05%, respectively, of the value of their average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $213,121 during the period ended September 30, 2010.

The fund has agreed to pay a license fee at the annual rate of .15% of the value of the fund’s average daily net assets for the use of certain of Standard & Poor’s proprietary tradenames and trademarks.

During the period ended September 30, 2010, the Distributor retained $2,034 from commissions earned on sales of the fund’s Class A shares and $3,185 and $1,983 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended September 30, 2010, Class B and Class C shares were charged $14,667 and $85,657, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended September 30, 2010, Class A, Class B and Class C shares were charged $134,063, $4,889 and $28,553, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2010, the fund was charged $69,884 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2010, the fund was charged $10,161 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $635.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2010, the fund was charged $9,407 pursuant to the custody agreement.

During the period ended September 30, 2010, the fund was charged $2,793 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $94,711, Rule 12b-1 distribution plan fees $15,128, shareholder services plan fees $25,063, custodian fees $3,003, chief compliance officer fees $1,783 and transfer agency per account fees $38,600, which are offset against an expense reimbursement currently in effect in the amount of $32,433.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2010, amounted to $83,430,307 and $121,831,503, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended September 30, 2010.

At September 30, 2010, accumulated net unrealized appreciation on investments was $14,352,763, consisting of $21,831,760 gross unrealized appreciation and $7,478,997 gross unrealized depreciation.

At September 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2010 MBSC Securities Corporation

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

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Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: November 22, 2010

By: /s/ James Windels
James Windels, Treasurer
Date: November 22, 2010

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6